April 30, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares FinTech Active ETF | BPAY | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
iShares FinTech Active ETF
(Formerly BlackRock Future Financial and Technology ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 12.2%
FinecoBank Banca Fineco SpA	4,520	$90,449
Inter & Co. Inc., NVS	19,710	131,107
NU Holdings Ltd./Cayman Islands, Class A(a)	22,460	279,178
Rakuten Bank Ltd., NVS(a)	3,100	130,379
TBC Bank Group PLC	1,600	101,191
		732,304
Capital Markets — 15.9%
Charles Schwab Corp. (The)	3,692	300,529
Coinbase Global Inc., Class A(a)	834	169,210
Galaxy Digital Holdings Ltd.(a)(b)	5,244	83,381
KIWOOM Securities Co. Ltd.	1,456	140,008
Robinhood Markets Inc., Class A(a)	5,374	263,917
		957,045
Consumer Finance — 15.8%
American Express Co.	551	146,792
Capital One Financial Corp.	1,632	294,184
Kaspi.KZ JSC	1,961	172,352
LendingClub Corp.(a)	6,342	61,962
Synchrony Financial	5,207	270,504
		945,794
Entertainment — 1.5%
Sea Ltd., ADR(a)	666	89,277
Financial Services — 43.8%
Adyen NV(a)(c)	65	105,184
Affirm Holdings Inc.(a)	2,003	99,669
Block Inc.(a)(b)	4,911	287,146
Cab Payments Holdings PLC(a)(b)	82,580	48,919
Fidelity National Information Services Inc.	1,668	131,572
Fiserv Inc.(a)	1,164	214,839
Global Payments Inc.	3,445	262,888
Mastercard Inc., Class A	149	81,661
Nexi SpA(a)(c)	31,843	185,997
Payoneer Global Inc.(a)	12,773	89,794
PayPal Holdings Inc.(a)	4,339	285,680
Priority Technology Holdings Inc.(a)	9,673	70,226
Sezzle Inc., NVS(a)	2,630	136,629
Shift4 Payments Inc., Class A(a)(b)	1,659	135,706
Visa Inc., Class A	250	86,375
Security	Shares	Value
Financial Services (continued)
WEX Inc.(a)	964	$125,677
Wise PLC, Class A(a)	10,531	138,129
Worldline SA/France(a)(c)	26,482	146,724
		2,632,815
Insurance — 3.5%
HCI Group Inc.	745	108,993
Selectquote Inc.(a)	32,158	101,941
		210,934
Software — 3.5%
Pagaya Technologies Ltd., Class A(a)(b)	9,358	102,564
Temenos AG, Registered	1,488	106,586
		209,150
Total Long-Term Investments — 96.2% (Cost: $5,492,016)		5,777,319
Short-Term Securities
Money Market Funds — 13.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	570,412	570,640
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	220,000	220,000
Total Short-Term Securities — 13.1% (Cost: $790,634)		790,640
Total Investments — 109.3% (Cost: $6,282,650)		6,567,959
Liabilities in Excess of Other Assets — (9.3)%		(560,980)
Net Assets — 100.0%		$6,006,979

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$359,305	$211,347 (a)	$—	$14	$(26)	$570,640	570,412	$2,067 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	230,000	—	(10,000)(a)	—	—	220,000	220,000	5,420	—
				$14	$(26)	$790,640		$7,487	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares FinTech Active ETF
(Formerly BlackRock Future Financial and Technology ETF)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,632,672	$1,144,647	$—	$5,777,319
Short-Term Securities
Money Market Funds	790,640	—	—	790,640
	$5,423,312	$1,144,647	$—	$6,567,959

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares